[LETTERHEAD OF PAUL HASTINGS LLP]


(212) 318-6097
billbelitsky@paulhastings.com


December 23, 2015


VIA EDGAR


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:      Invesco Unit Trusts, Series 1635 (the "Trust")
         (File No. 811-02754)

Ladies and Gentlemen:

On behalf of Invesco Capital Markets, Inc., Depositor of the Trust (the "Depositor"), transmitted herewith is a copy of the Trust's Registration Statement on Form S-6 for filing under the Securities Act of 1933 (the "Registration Statement").

This Trust is comprised of a single unit investment trust portfolio, the Large Cap Value Strategy 2016-1 (the "Portfolio"). The Portfolio will consist of common stocks selected by the Depositor using a set of objective selection criteria, and the Trust's Registration Statement will present the Portfolio's hypothetical performance. The Portfolio employs a similar strategy to other portfolios the Sponsor selects using a set of objective criteria that also present hypothetical performance. In particular, the Portfolio's objective selection criteria are identical to those found in the "Large Cap Value Strategy" portion of the Large Cap Core Strategy 2012-1, included in Van Kampen Unit Trusts, Series 1179 (333-178149), which was sponsored by the Depositor and filed and declared effective by the Securities and Exchange Commission on March 6, 2012.

Therefore, we are requesting limited review of the Trust's Registration Statement only to the extent necessary to declare the Trust effective in light of the fact that the Registration Statement will present the Portfolio's hypothetical performance in a subsequent pricing amendment. In light of the foregoing, it would be greatly appreciated if the Commission could provide a limited review of the enclosed material as soon as possible with a view toward declaring the Registration Statement effective in either late January or early February 2016.

No notification of registration or registration statement under the Investment Company Act of 1940, as amended (the "1940 Act"), is currently being submitted to the Commission, as the filings under the 1940 Act (File No. 811-02754) for Invesco Unit Trusts Series and Invesco Unit Trusts, Taxable Income Series are intended to apply to this series of the Trust. In addition, the Trust has not submitted, and does not expect to submit an exemptive application or no-action request in connection with this Registration Statement.

Please telephone the undersigned at (212) 318-6097 with any questions you may have or for any further information you may desire.

Very truly yours,


/s/ BILL BELITSKY
Bill Belitsky
for PAUL HASTINGS LLP